EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$ 1,819,801	$ 748,924	$ 129,336
Income(Loss) attributable to Daqo New Energy Corp. ordinary shareholders from discontinued operations, net of tax			(141)
Net income attributable to Daqo New Energy Corp. ordinary shareholders-basic	1,819,801	748,924	129,195
Diluted earnings from the subsidiary	(15,432)		0
Net income attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$ 1,804,369	$ 748,924	$ 129,195
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	379,365,310	369,341,105	355,087,013
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	386,459,841	383,766,406	375,017,150
Basic earnings per share-continuing operations	$ 4.80	$ 2.03	$ 0.36
Basic earnings per share-discontinued operations			0.00
Net income attributable to Daqo New Energy Corp. per ordinary share-basic	4.80	2.03	0.36
Diluted earnings per share-continuing operations	4.67	1.95	0.34
Diluted earnings per share-discontinued operations			0.00
Net income attributable to Daqo New Energy Corp. per ordinary share-diluted	$ 4.67	$ 1.95	$ 0.34
Employee Stock Option [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects	885,140	1,735,798	4,421,397
Restricted Stock Units (RSUs) [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects	6,209,391	12,689,503	15,508,740